Post balance sheet events - Narrative (Details) - Geronimo Energy - National Grid Ventures $ in Millions	Mar. 31, 2019 USD ($)
Subsequent Event1 [Line Items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 100
Contingent liabilities recognised in business combination (up to)	$ 100